SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2011
SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS
SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

THE ALLSTATE CORPORATION AND SUBSIDIARIES
SCHEDULE V – VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

($ in millions)		Additions
Description	Balance at beginning of period	Charged to costs and expenses	Other additions	Deductions	Balance at end of period
Year ended December 31, 2011
Allowance for reinsurance recoverables	$142	$—	$—	$39	$103
Allowance for premium installment receivable	75	82	—	87	70
Allowance for deferred tax assets	6	—	67	6	67
Allowance for estimated losses on mortgage loans	84	37	—	58	63
Year ended December 31, 2010
Allowance for reinsurance recoverables	$142	$—	$—	$—	$142
Allowance for premium installment receivable	77	86	—	88	75
Allowance for deferred tax assets	11	—	—	5	6
Allowance for estimated losses on mortgage loans	95	65	—	76	84
Year ended December 31, 2009
Allowance for reinsurance recoverables	$168	$—	$—	$26	$142
Allowance for premium installment receivable	70	125	—	118	77
Allowance for deferred tax assets	49	250	—	288	11
Allowance for estimated losses on mortgage loans	4	97	—	6	95